Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Quarterly Financial Data [Line Items]
Total interest income	$ 6,153	$ 6,234	$ 6,233	$ 6,088	$ 6,668	$ 6,692	$ 6,949	$ 7,319
Total interest expense	516	629	676	775	674	948	1,427	1,685	$ 2,596	$ 4,734
Net interest income	5,637	5,605	5,557	5,313	5,994	5,744	5,522	5,634	22,112	22,894
Provision (credit) charged to expense	(400)	(400)	(250)	(205)	33	1,333	1,408	563	(1,255)	3,337
Noninterest income	1,351	2,287	1,142	926	1,375	2,340	2,156	1,044
Noninterest expense	4,451	4,942	4,550	4,449	4,409	4,492	4,579	4,410	18,392	17,890
Income before income taxes	2,937	3,350	2,399	1,995	2,927	2,259	1,691	1,705	10,681	8,582
Federal income taxes	481	448	214	87	287	200	16	126	1,230	629
Net income	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 2,640	$ 2,059	$ 1,675	$ 1,579	$ 9,451	$ 7,953
Earnings per share
Basic earnings per share	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 0.46	$ 0.36	$ 0.29	$ 0.28	$ 1.62	$ 1.39
Diluted	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 0.46	$ 0.36	$ 0.29	$ 0.28	$ 1.62	$ 1.39